INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
INSURANCE CONTRACTS	INSURANCE CONTRACTS
    The following summarizes the balances related to the partnership’s insurance contracts from its residential mortgage insurance business:
(a)    Premiums and unearned premiums reserve
    The following table presents movement in the unearned premium reserve:

(US$ MILLIONS)	2020	2019
Unearned premium reserves, beginning of year	$1,625	$—
Acquisitions through business combinations	—	1,603
Premiums written during the year	744	26
Premiums earned during the year	(521)	(28)
Foreign currency translation	41	24
Unearned premium reserves, end of year	$1,889	1,625
    Key methodologies and assumptions
    Premiums written are recognized as premiums earned using a factor-based premium recognition curve that is based on expected loss emergence pattern. Approximately 80% of the mortgage insurance premiums written are recognized as premiums earned within the first five years of policy inception based on the current premium recognition curve.
    An appointed actuary performs a liability adequacy test on the unearned premiums reserve using a dynamic regression model. The purpose of the test is to ensure the unearned premium liability at year end is sufficient to pay for future claims and expenses that may arise from unexpired insurance contracts. The liability adequacy test for the year ended December 31, 2020 and 2019 identified a surplus in the unearned premiums reserve and thus no premium deficiency reserve is required at this reporting date.
(b)    Losses on claims and loss reserves
    The carrying value of loss reserves reflects the present value of expected claims costs and expenses and provisions for adverse deviation and is considered to be an indicator of fair value.
    Loss reserves comprise the following:

(US$ MILLIONS)	2020	2019
Case reserves	$78	$69
Incurred but not reported reserves	53	30
Discounting	(1)	(1)
Provisions for adverse deviation	14	7
Total loss reserves	$144	$105
    The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	2020	2019
Loss reserves, beginning of year	$105	$—
Acquisitions through business combinations	—	104
Claims paid during the year	(50)	(5)
Losses on claims related to the current year	85	5
Favorable development on losses on claims related to prior years	—	—
Foreign currency translation	4	1
Loss reserves, end of year	$144	$105